Other Assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Assets [Abstract]
Prepayments	$ 12,331,086	$ 11,108,553
Advances to personnel	8,507,271	4,974,194
Tax advances	7,549,348	7,929,208
Advances to suppliers of goods	6,602,413	2,805,346
Other miscellaneous assets	1,148,750	1,552,687
Foreclosed assets	79,042	82,024
Others	7,873,767	833,964
TOTAL	$ 44,091,677	$ 29,285,976